Alpha Fiduciary Quantitative Strategy Fund
	Schedule of Investments
	April 30, 2024 (Unaudited)
Shares				Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity

34,300	iShares Core S&P 500 ETF *			$ 17,302,292
Total for Exchange Traded Funds (Cost - $12,687,433)				17,302,292	80.51%

MONEY MARKET FUNDS
1,192,942	Goldman Sachs Financial Square Treasury Instruments Fund			1,192,942
	Class X 5.17% **

Total for Money Market Funds (Cost - $1,192,942)				1,192,942	5.55%

Total Investment Securities				18,495,234	86.06%
	(Cost - $13,880,375)

Other Assets in Excess of Liabilities				2,994,590	13.94%

Net Assets				$ 21,489,824	100.00%

* Additional information, including the current Prospectus and Annual Reports, is available at
https://www.iShares.com/us/prospectus.
** The rate shown represents the 7-day yield at April 30, 2024.

Alpha Fiduciary Quantitative Strategy Fund
	Schedule of Futures Contracts
	April 30, 2024 (Unaudited)
					Unrealized
		Number of Contracts	Expiration	Notional	Appreciation/
Description		Purchased/(Sold)	Date	Value	(Depreciation)

Index Futures Sold Short

E-mini Standard & Poor's 500 Futures		18	6/15/2024	$ 4,560,300	$ (67,725)

Total		18		$ 4,560,300	$ (67,725)